June 26, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Senior Loan Fund — Rule 497(j) Filing

(Filing Nos. 333-121061 and 811-05845)

Ladies and Gentlemen:

Invesco Senior Loan Fund filed via EDGAR on June 26, 2015 an electronically signed copy of Post-Effective Amendment No. 17 to the Registration Statement on Form N-2 (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.

In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (404) 439-3214.

Very truly yours,

/s/ Amanda Roberts

Amanda Roberts

Counsel